Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Commitment and Contingencies [Line Items]
Renewal option advance notice period	1 month
Maximum [Member]
Commitment and Contingencies [Line Items]
Renewal option advance notice period	12 months